Significant Accounting Policies (Schedule Of Employee Stock Options On Estimated Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Significant Accounting Policies [Abstract]
Divided yield	2.23%	2.20%	2.31%
Expected volatility	31.59%	31.92%	39.37%
Risk-free interest rate	2.01%	1.56%	2.43%
Expected life, years	4	4	4
Forfeiture rate	0.56%	0.56%	0.56%
Suboptimal factor	1.75	1.75	1.75